2003 SEMI-ANNUAL REPORT
March 31, 2003

MORGAN STANLEY LOGO

Morgan Stanley Institutional Fund Trust

ADVISORY PORTFOLIOS

Advisory Foreign Fixed Income Portfolio
Advisory Foreign Fixed Income II Portfolio
Advisory Mortgage Portfolio

2003 SEMI-ANNUAL REPORT
March 31, 2003

Table of Contents

President's Letter                                          1
-------------------------------------------------------------
INVESTMENT OVERVIEWS AND STATEMENTS OF NET ASSETS
Advisory Foreign Fixed Income Portfolio                     2
-------------------------------------------------------------
Advisory Foreign Fixed Income II Portfolio                  5
-------------------------------------------------------------
Advisory Mortgage Portfolio                                 8
-------------------------------------------------------------
STATEMENTS OF OPERATIONS                                   14
-------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                        15
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                       16
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                              19
-------------------------------------------------------------

This report is authorized for
distribution only when preceded or
accompanied by the prospectuses of the
Morgan Stanley Institutional Fund
Trust. To receive a prospectus, which
contains more complete information such
as charges, expenses, risk
considerations and describes in detail
each of the Portfolio's investment
policies to the prospective investor,
please call 1 (800) 354-8185. Please
read the prospectuses carefully before
you invest or send money.

2003 SEMI-ANNUAL REPORT
March 31, 2003
                                                                               1

President's Letter

Dear Shareholders:

The uncertainty of war weighed on all markets, not just stocks. As the war approached in fall of 2002, stocks slid, the dollar fell, gold soared, and oil spiked. In the end, America's military might overwhelmed Saddam Hussein's bluster. Peace, although still not secure, lifted a great weight off of equities. As the war's outcome became clear, stocks rallied, reversing most of the year's losses. The rally could get another leg up as the economic recovery strengthens.

The broad equity indexes hit bottom in October 2002, making yet another new low for the bear market. From its peak in March 2000, the S&P 500 lost 49.1% (price return) of its value. From those 2002 lows, the S&P 500 and other stock indexes rallied strongly through the end of the year, only to see those gains largely erased in the early months of 2003. Days before U.S. troops moved into Iraq, equities surged again, bringing the six-month performance into solidly positive territory. From September 2002 to March 2003, the S&P 500 gained 4.0% (price return), while the Dow Jones increased 5.3% (price return).

The Nasdaq, after an excruciating bear market, managed to outshine the broader indexes. As most stocks whipsawed up and down, technology stocks managed to enjoy the upside while avoiding much of the downside. For the six months ending March 2003, the index gained 14.4% (price return), compared to the Wilshire 5000, which rose just 3.6% (price return).

In keeping with technology growth bias, the S&P Barra Growth index rose 5.4% (price return), outperforming Value index by 280 basis points. Large-capitalization stocks also outperformed mid- and small-caps. The S&P Midcap index rose just 0.5% (price return), while the small-cap Russell 2000 gained a similar 0.6%; those indexes underperformed the large-cap S&P 500 by 350 and 340 basis points, respectively.

After a crushing profits recession in 2001 and early 2002, corporate earnings at last turned to the upside in the second quarter of 2002. Two quarters later, earnings increased year over year by 10.5%, and by the first quarter of 2003, they rose 12.9%. The strongest earnings gains by far were in the Energy sector, driven by elevated oil prices. Beyond that, earnings for the Consumer Discretionary and Technology sectors outpaced the overall market. Despite significant changes in market prices, the S&P 500's price-to-earnings ratio based on trailing earnings remained fairly steady over the past six months, ending in March 2003 at 30.3.

In November 2002, the Federal Reserve dropped the already low fed funds rate another 50 basis points to 1.25%. As the United States prepared for war in Iraq, the Fed refused to give its usual assessment of the economy: "In light of the unusually large uncertainties clouding the geopolitical situation in the short run and their apparent effects on economic decision making, the Committee does not believe it can usefully characterize the current balance of risks with respect to the prospects for its long-run goals of price stability and sustainable economic growth." Despite the Federal Reserve's fears, the economy managed to grow in the fourth quarter of 2002 and the first quarter of 2003, albeit at a very anemic pace.

Bonds continued to move in opposition to stocks during the six months ending March 2003. During that time, the Lehman Brothers Aggregate Bond index rose 2.3% (total return). Long-term government and treasury issues lagged shorter-term issues, rising 1.5% and 1.6% (total return) over the six-month period, respectively. Treasury yields dropped across the yield curve, although the outsized drop in short-term yields steepened the curve. The 3-month Treasury bill yield fell 439 basis points to end March at a historically low 1.11%. By contrast, the 10-Year Treasury Note shed just 24 basis points.

OUTLOOK

In keeping with historical precedent, stocks could surge over the next few months. During previous crises, stocks typically bounced back after the initial shock. In 1941, in the weeks after the attack on Pearl Harbor, the Dow slumped 9%, but then regained 7% (price return) the following month. In 1950, the North Korean invasion of South Korea sent the Dow plunging by 12%, but stocks shot back up 14% (price return) a few months later when North Korean troops were stopped at Inchon. In 1991, in the first Gulf War, the Dow fell by 6%, but then roared back 18% (price return) when the conflict was over. As geopolitical issues recede from the headlines, stocks could enter a similar post-crisis rally.

Financial markets can then refocus on an economic recovery that was interrupted by war, but ultimately not derailed. Consumer spending habits held steady, despite a significant drop in confidence before the war. As peace settles in, consumers should regain confidence in the markets and economy. Business investment had already stabilized before the war and experts continue to underestimate the potential recovery in business spending. Corporate earnings are on the mend and posted strong positive surprises for the first quarter of 2003. With a weaker dollar, American companies earn more abroad, which could further fuel earnings over the next few quarters. Despite many recent travails, there continue to be brighter prospects for the economy, earnings, and the markets.

OTHER DEVELOPMENTS

On February 13, 2003, Barton M. Biggs resigned as Director and Chairman of the Board of Directors of the Fund. On that same day, Mitch Merin, President and Chief Operating Officer of the Adviser, was elected by the Fund's Board of Directors to serve as a Director and Chairman of the Board of Directors of the Fund.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President
May 2003

2
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Investment Overview

ADVISORY FOREIGN FIXED INCOME PORTFOLIO

The Advisory Foreign Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in fixed income securities of government and corporate issuers in countries other than the U.S., including both investment grade and high yield securities rated B or higher (commonly referred to as "junk bonds"). The Portfolio may invest, to a limited degree, in issuers located in emerging markets. A portion of these securities may be asset-backed and, to a lesser extent, mortgage securities. The securities held in the Portfolio ordinarily will be denominated in foreign currencies, including the Euro. There is no minimum or maximum maturity for any individual security. The Adviser may use futures, forwards, swaps and other derivatives in managing the Portfolio. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments. High yield fixed income securities, otherwise known as "junk bonds", represent a much greater risk of default and tend to be more volatile than higher rated bonds.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2003*
---------------------------------------------------------------
ADVISORY FOREIGN FIXED INCOME PORTFOLIO

                                       Six      One     Five      Since
                                      Months    Year    Year    Inception
-----------------------------------------------------------------------------
Institutional Class (1)               1.26%    16.71%   7.41%     9.79%
-----------------------------------------------------------------------------
Salomon Broad Investment Grade
 Index**                              3.03%    11.56%   7.48%     8.37%
-----------------------------------------------------------------------------

* Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time. Total returns shown assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index.

(1) Represents an investment in the Institutional Class which commenced operations on 10/7/94.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

                                                                               3
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statement of Net Assets

ADVISORY FOREIGN FIXED INCOME PORTFOLIO
FIXED INCOME SECURITIES (97.6%)

                                                    FACE
                                                   AMOUNT         VALUE
                                                   (000)          (000)
---------------------------------------------------------------------------
BRITISH POUND (5.0%)
United Kingdom Treasury Bond
   8.00%, 6/10/03                               GBP      250   $        399
---------------------------------------------------------------------------
DANISH KRONE (5.8%)
Kingdom of Denmark
   5.00%, 8/15/05                               DKK    3,000            462
---------------------------------------------------------------------------
EURO (81.3%)
DEPFA Deutsche Pfandbriefbank AG
   5.00%, 2/3/05                                EUR      360            410
Government of France O.A.T
   5.50%, 4/25/04                                      1,700          1,919
   8.50%, 4/25/03                                          1              1
Kingdom of Belgium
   7.25%, 4/29/04                                        400            459
Kingdom of Spain
   3.25%, 1/31/05                                        375            416
Netherlands Government
   7.25%, 10/1/04                                      1,700          1,989
Republic of Austria
   3.40%, 10/20/04                                       400            444
Republic of Italy
   10.00%, 8/1/03                                        400            448
Treuhandanstalt
   7.50%, 9/9/04                                         380            444
---------------------------------------------------------------------------
GROUP TOTAL                                                           6,530
---------------------------------------------------------------------------
SWEDISH KRONA (5.5%)
Swedish Government
   6.00%, 2/9/05                                SEK    3,600            445
---------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $7,046)                                                        7,836
---------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.9%)
---------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.9%)
**J.P. Morgan Securities, Inc.,
   1.25%, dated 3/31/03, due 4/1/03 (Cost
   $153)                                        $        153            153
---------------------------------------------------------------------------
TOTAL INVESTMENTS (99.5%)
 (Cost $7,199)                                                        7,989
---------------------------------------------------------------------------
                                                       VALUE          VALUE
                                                       (000)          (000)
---------------------------------------------------------------------------
OTHER ASSETS (3.3%)
Cash                                            $          1
Interest Receivable                                      255
Receivable from Investment Adviser                         4
Other                                                      2   $        262
---------------------------------------------------------------------------
LIABILITIES (-2.8%)
Net Unrealized Depreciation on Forward Foreign
 Currency Contracts                                     (193)
Payable for Administrative Fees                           (9)
Payable for Trustees' Fees and Expenses                   (7)
Payable for Custodian Fees                                (1)
Other Liabilities                                        (11)         (221)
---------------------------------------------------------------------------
NET ASSETS (100%)                                              $      8,030
---------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                               $      7,967
 Undistributed (Distributions in Excess of) Net Investment
   Income                                                              (21)
 Accumulated Net Realized Gain (Loss)                                 (528)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                                790
   Foreign Currency Translations                                      (178)
---------------------------------------------------------------------------
NET ASSETS                                                     $      8,030
---------------------------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------------------------
NET ASSETS                                                     $      8,030
---------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 2,424,937 outstanding shares of beneficial
 interest (unlimited authorization, no par value)              $       3.31
---------------------------------------------------------------------------

** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

    The accompanying notes are an integral part of the financial statements.

ADVISORY FOREIGN FIXED INCOME PORTFOLIO

4
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

---------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS: The Portfolio had the following forward foreign currency contract(s) open at period end:

                                                                               NET
                                         IN                                 UNREALIZED
                       CURRENCY TO    EXCHANGE                             APPRECIATION
                         DELIVER        FOR       SETTLEMENT    VALUE     (DEPRECIATION)
                          (000)        (000)            DATE    (000)         (000)
----------------------------------------------------------------------------------------
Purchases:             US$    356    EUR    330    4/24/03    US$   361   $            5
                                                                          --------------
Sales:                 EUR  7,670    US$  8,176    4/24/03    US$ 8,374   $         (198)
                                                                          --------------
                                                                          $         (193)
                                                                          ==============

---------------
EUR -- Euro
US$ -- U.S. Dollar

    The accompanying notes are an integral part of the financial statements.

                                                                               5
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Investment Overview

ADVISORY FOREIGN FIXED INCOME II PORTFOLIO

The Advisory Foreign Fixed Income II Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in investment grade fixed income securities of government and corporate issuers in countries other than the U.S., including, to a limited degree, issuers located in emerging markets. A portion of these securities may be asset-backed and, to a lesser extent, mortgage securities. The securities held in the Portfolio ordinarily will be denominated in foreign currencies, including the Euro. There is no minimum or maximum maturity for any individual security. The Adviser may use futures, forwards, swaps and other derivatives in managing the Portfolio. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2003*
---------------------------------------------------------------
ADVISORY FOREIGN FIXED INCOME II PORTFOLIO

                                              Six      One       Since
                                             Months    Year    Inception
------------------------------------------------------------------------
Institutional Class (1)                      1.04%    18.72%     8.97%
------------------------------------------------------------------------
Salomon Broad Investment Grade Index**       3.03%    11.56%    10.04%
------------------------------------------------------------------------

* Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time. Total returns shown assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index.

(1) Represents an investment in the Institutional Class which commenced operations on 6/20/00.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

6
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statement of Net Assets

ADVISORY FOREIGN FIXED INCOME II PORTFOLIO
FIXED INCOME SECURITIES (94.6%)

                                                    FACE
                                                   AMOUNT         VALUE
                                                   (000)          (000)
---------------------------------------------------------------------------
BRITISH POUND (4.8%)
United Kingdom Treasury Bond
   8.00%, 6/10/03                               GBP       60   $         96
---------------------------------------------------------------------------
EURO (84.2%)
DEPFA Deutsche Pfandbriefbank AG
   5.00%, 2/3/05                                EUR       90            103
Government of France O.A.T.
   5.50%, 4/25/04                                        450            508
   8.50%, 4/25/03                                         60             66
Kingdom of Belgium
   7.25%, 4/29/04                                         75             86
Kingdom of Spain
   3.25%, 1/31/05                                         95            105
Netherlands Government
   7.25%, 10/1/04                                        420            491
Republic of Austria
   3.40%, 10/20/04                                       100            111
Republic of Italy
   10.00%, 8/1/03                                        100            112
Treuhandanstalt
   7.50%, 9/9/04                                          75             88
---------------------------------------------------------------------------
GROUP TOTAL                                                           1,670
---------------------------------------------------------------------------
SWEDISH KRONA (5.6%)
Swedish Government
   6.00%, 2/9/05                                 SEK     900            111
---------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $1,693)                                                        1,877
---------------------------------------------------------------------------
SHORT-TERM INVESTMENT (3.2%)
---------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.2%)
**J.P. Morgan Securities, Inc.,
   1.25%, dated 3/31/03, due 4/1/03 (Cost $63)  $         63             63
---------------------------------------------------------------------------
TOTAL INVESTMENTS (97.8%)
 (Cost $1,756)                                                        1,940
---------------------------------------------------------------------------
                                                       VALUE          VALUE
                                                       (000)          (000)
---------------------------------------------------------------------------
OTHER ASSETS (5.7%)
Cash                                            $          1
Interest Receivable                                       64
Receivable from Investment Adviser                        32
Foreign Withholding Tax Reclaim Receivable                16   $        113
---------------------------------------------------------------------------
LIABILITIES (-3.5%)
Net Unrealized Depreciation on Forward Foreign
 Currency Contracts                                      (46)
Payable for Audit Fees                                   (16)
Payable for Administrative Fees                           (5)
Payable for Custodian Fees                                (1)
Payable for Trustees' Fees and Expenses                   (1)          (69)
---------------------------------------------------------------------------
NET ASSETS (100%)                                              $      1,984
---------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                               $      1,973
 Undistributed (Distributions in Excess of) Net Investment
   Income                                                              (17)
 Accumulated Net Realized Gain (Loss)                                 (116)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                                184
   Foreign Currency Translations                                       (40)
---------------------------------------------------------------------------
NET ASSETS                                                     $      1,984
---------------------------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------------------------
NET ASSETS                                                     $      1,984
---------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 170,496 outstanding shares of beneficial
 interest (unlimited authorization, no par value)              $      11.63
---------------------------------------------------------------------------

** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

    The accompanying notes are an integral part of the financial statements.

ADVISORY FOREIGN FIXED INCOME II PORTFOLIO

                                                                               7
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

---------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS: The Portfolio had the following forward foreign currency contract(s) open at period end:

                                                                               NET
                                         IN                                 UNREALIZED
                       CURRENCY TO    EXCHANGE                             APPRECIATION
                         DELIVER        FOR       SETTLEMENT    VALUE     (DEPRECIATION)
                          (000)        (000)         DATE       (000)         (000)
----------------------------------------------------------------------------------------
Purchases:             US$     75    EUR     70     4/24/03   US$    76   $            1
                                                                          --------------

Sales:                 EUR  1,825    US$  1,945     4/24/03   US$ 1,992   $          (47)
                                                                          --------------
                                                                          $          (46)
                                                                          ==============

---------------
EUR -- Euro
US$ -- U.S. Dollar

    The accompanying notes are an integral part of the financial statements.

8
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Investment Overview

ADVISORY MORTGAGE PORTFOLIO

The Advisory Mortgage Portfolio seeks returns consistent with returns generated by the market for mortgage securities. The Portfolio invests primarily in investment grade mortgage securities of the U.S. Government and private issuers, and in mortgage derivatives. The Portfolio also invests in other U.S. Government securities and investment grade fixed income securities. The Portfolio will ordinarily seek to maintain and average weighted maturity in excess of seven years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, forwards, swaps and other derivatives in managing the Portfolio.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2003*
---------------------------------------------------------------
ADVISORY MORTGAGE PORTFOLIO

                                      Six      One    Five      Since
                                     Months   Year    Year    Inception
-----------------------------------------------------------------------
Institutional Class (1)              2.97%    8.95%   7.30%     8.14%
-----------------------------------------------------------------------
Lehman Mortgage Index**              2.30%    8.67%   7.19%     7.83%
-----------------------------------------------------------------------

* Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time. Total returns shown assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Total returns are compared to the Lehman Mortgage Index, an unmanaged market index.

(1) Represents an investment in the Institutional Class which commenced operations on 4/12/95.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

                                                                               9
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statement of Net Assets

ADVISORY MORTGAGE PORTFOLIO
FIXED INCOME SECURITIES (167.9%)

                                                        FACE
                                                      AMOUNT          VALUE
                                                       (000)          (000)
---------------------------------------------------------------------------
AGENCY ADJUSTABLE RATE MORTGAGES (2.3%)
Government National Mortgage Association,
 Adjustable Rate Mortgages:
   5.375%, 5/20/24-2/20/28                        $   94,207   $     97,084
   5.625%, 10/20/25-12/20/27                          29,348         30,063
   5.75%, 7/20/25-9/20/27                             20,594         21,146
---------------------------------------------------------------------------
GROUP TOTAL                                                         148,293
---------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (127.4%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
   7.50%, 9/1/31                                         412            440
   8.00%, 9/1/32                                         247            267
   10.50%, 9/1/15                                         14             15
   11.00%, 11/1/17-7/1/20                                949          1,068
   11.50%, 10/1/15                                       122            139
 Gold Pools:
   @(c)6.75%, 12/1/05                                     --             --
   7.00%, 8/1/27-11/1/32                             171,601        180,760
   7.50%, 2/1/23-1/1/33                              332,587        354,849
   8.00%, 3/1/07-12/1/31                             121,152        130,652
   8.25%, 10/1/06-7/1/08                                 191            203
   8.50%, 10/1/10-7/1/31                             319,360        343,471
   8.75%, 4/1/08                                          44             48
   9.00%, 10/1/16-1/1/31                              19,054         20,797
   9.50%, 10/1/16-12/1/22                              9,608         10,618
   10.00%, 1/1/09-4/1/25                              13,265         14,774
   10.25%, 1/1/09-12/1/11                                 43             47
   10.50%, 7/1/09-3/1/21                               6,314          7,125
   11.00%, 2/1/11-11/1/20                              3,280          3,683
   11.25%, 6/1/10-12/1/15                                 21             23
   11.50%, 1/1/07-6/1/20                               1,805          2,061
   11.75%, 3/1/11-4/1/15                                 161            184
   12.00%, 10/1/09-7/1/20                              3,269          3,727
   12.50%, 10/1/09-7/1/19                                245            281
   13.00%, 9/1/10-11/1/13                                 16             18
   13.50%, 2/1/10                                          6              7
 ??April TBA
   6.00%, 4/1/32                                     275,550        285,366
   6.50%, 4/1/32                                     232,400        242,204
 ??May TBA
   5.00%, 5/1/18                                     103,000        105,543
   6.50%, 5/1/32                                     900,000        937,125
Federal National Mortgage Association,
 Conventional Pools:
   7.50%, 7/1/16-9/1/32                              806,494        859,566
   8.00%, 3/1/07-3/1/33                              452,634        489,730

                                                     FACE
                                                    AMOUNT        VALUE
                                                    (000)         (000)
---------------------------------------------------------------------------
   8.50%, 10/1/05-4/1/32                          $  398,493   $    429,612
   9.00%, 6/1/18-4/1/26                                4,477          4,997
   9.50%, 7/1/16-4/1/30                               28,320         31,361
   10.00%, 9/1/10-9/1/26                              25,479         28,421
   10.50%, 9/1/05-6/1/27                               8,394          9,511
   10.75%, 10/1/11                                        37             43
   11.00%, 5/1/11-7/1/25                               2,219          2,553
   11.25%, 1/1/11-1/1/16                                 169            194
   11.50%, 2/1/11-8/1/25                               3,109          3,568
   12.00%, 9/1/10-8/1/20                               1,824          2,089
   12.50%, 1/1/10-9/1/15                               1,433          1,646
 ??April TBA
   5.50%, 4/1/18-4/1/33                              580,400        596,703
   6.00%, 4/1/33                                     440,750        456,865
   6.50%, 4/1/33                                     542,850        566,091
   7.00%, 4/1/33                                     860,950        907,226
   8.00%, 4/1/33                                      40,000         43,150
 ??May TBA
   5.00%, 5/1/18                                     102,700        105,075
   6.50%, 5/1/33                                     357,450        372,418
Government National Mortgage Association,
 Various Pools:
   8.50%, 7/15/08-3/15/20                              7,146          7,912
   9.00%, 11/15/16-11/15/24                           39,956         44,575
   9.50%, 7/15/09-10/15/24                            89,185         99,918
   10.00%, 10/15/09-2/15/26                          126,703        142,279
   10.50%, 6/15/12-4/15/25                            25,890         29,435
   11.00%, 12/15/09-4/15/21                           35,344         40,698
   11.50%, 3/15/10-11/15/19                            2,065          2,396
   12.00%, 11/15/12-5/15/16                            4,046          4,821
   12.50%, 5/15/10-7/15/15                               233            279
   13.00%, 1/15/11-11/15/13                              107            128
   13.50%, 5/15/10-9/15/14                               111            134
 ??April TBA
   5.50%, 4/15/33                                    200,000        205,250
   6.00%, 4/15/33                                    107,000        111,581
---------------------------------------------------------------------------
GROUP TOTAL                                                       8,245,720
---------------------------------------------------------------------------
ASSET BACKED CORPORATES (11.2%)
Asset Securitization Corp.
   6.50%, 2/14/41                                         33             33
Associates Automobile Receivables Trust
   7.30%, 1/15/04                                         73             74
Capital Auto Receivables Asset Trust
   2.89%, 4/15/04                                     46,319         46,494

    The accompanying notes are an integral part of the financial statements.

ADVISORY MORTGAGE PORTFOLIO

10
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                     FACE
                                                    AMOUNT        VALUE
                                                    (000)         (000)
---------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
Centex Home Equity
   2.91%, 12/25/16                                $       38   $         38
   3.34%, 7/25/19                                      3,233          3,229
Chase Funding Mortgage Loan
   2.005%, 2/25/17                                    18,165         18,173
Chase Manhattan Auto Owner Trust
   2.44%, 6/15/04                                        822            822
   2.63%, 10/15/04                                        57             57
CIT Marine Trust
   5.80%, 4/15/10                                         20             20
Citifinancial Mortgage Securities, Inc.
   1.94%, 1/25/33                                     49,949         49,927
DaimlerChrysler Auto Trust
   2.90%, 12/6/04                                    106,703        107,239
   3.71%, 7/6/04                                      28,106         28,189
   6.11%, 11/8/04                                     60,546         61,262
   6.82%, 9/6/04                                         638            642
   7.23%, 1/6/05                                       2,249          2,310
Ford Credit Auto Owner Trust
   2.97%, 6/15/04                                     58,708         58,902
   5.12%, 10/15/04                                    46,284         46,792
GE Capital Mortgage Services, Inc.
   7.50%, 4/25/24                                      4,000          4,084
Harley-Davidson Eaglemark Motorcycle Trust
   3.02%, 9/15/06                                     49,795         50,229
   5.52%, 2/15/05                                         37             37
   6.28%, 5/15/05                                        364            368
Honda Auto Receivables Owner Trust
   6.62%, 7/15/04                                        466            470
Lehman ABS Manufactured Housing Contract
   3.01%, 3/15/10                                     21,525         21,644
?Lehman Structured Securities Corp.
   7.00%, 10/26/29                                   132,007         15,841
MBNA Master Credit Card Trust
   1.40%, 2/15/07                                        400            400
National City Auto Receivable Trust
   3.00%, 1/15/05                                     41,414         41,546
Nissan Auto Receivables Owner Trust
   3.07%, 8/16/04                                     83,282         83,609
   3.58%, 9/15/05                                        250            254
   6.72%, 8/16/04                                        746            752
   7.25%, 4/15/04                                         39             39
Premier Auto Trust
   5.59%, 2/9/04                                          47             47
SSB RV Trust
   2.89%, 12/15/08                                     8,295          8,307

                                                     FACE
                                                    AMOUNT        VALUE
                                                    (000)         (000)
---------------------------------------------------------------------------
West Penn LLC Transition Bonds
   6.63%, 12/26/05                                $    4,506   $      4,609
Whole Auto Loan Trust
   1.88%, 6/15/05                                     70,550         70,813
---------------------------------------------------------------------------
GROUP TOTAL                                                         727,252
---------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (7.1%)
Federal Home Loan Mortgage Corporation,
   2.115%, 7/25/17                                    69,500         69,457
   6.00%, 12/15/12                                        56             56
   6.50%, 3/15/29                                         33             33
   7.00%, 9/15/27                                        412             43
   Inv Fl IO
   5.242%, 12/15/23                                   38,929            989
   6.22%, 1/15/29                                        665             56
   6.72%, 6/15/28                                     36,291          2,849
   7.042%, 10/15/22                                    5,269            501
   7.12%, 12/15/27                                    33,909          2,102
   7.22%, 9/15/30                                     20,110          1,810
   19.057%, 9/15/07                                    2,022            487
   23.231%, 3/15/24                                   40,660         15,731
   40.688%, 11/15/07                                      92             48
   Inv Fl IO REMIC
   6.22%, 8/15/30                                        182             13
   6.688%, 10/15/08                                    4,399            390
   8.287%, 3/15/08                                       799             80
   Inv Fl IO REMIC PAC
   6.942%,2/15/08                                      1,020             81
   IO
   7.00%, 4/1/30-3/1/32                               45,239          5,401
   7.50%, 4/1/28-8/15/30                              21,496          2,915
   8.00%, 10/15/12-7/1/31                             65,439          8,720
   IO PAC 1.00%, 2/15/27                              25,160            450
   IO REMIC 10.00%, 5/1/20-6/1/20                        459             77
   PAC
   8.55%, 1/15/21                                        175            178
   9.60%, 4/15/20                                        425            436
   9.90%, 10/15/19                                     1,245          1,290
   10.00%, 5/15/20                                       634            661
   REMIC
   1.812%, 9/15/07                                     1,356          1,362
   9.50%, 7/15/21                                      2,586          2,615
   10.00%, 6/15/20                                       435            438
   REMIC PAC 9.50%, 4/15/20                              528            543

    The accompanying notes are an integral part of the financial statements.

ADVISORY MORTGAGE PORTFOLIO

                                                                              11
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                     FACE
                                                    AMOUNT        VALUE
                                                    (000)         (000)
---------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (CONT'D)
Federal National Mortgage Association,
   1.712%, 12/25/08                               $    3,114   $      3,124
   2.25%, 7/25/42                                     65,357         65,252
   7.25%, 10/18/30                                       397             33
   7.50%, 1/1/32                                       1,332            149
   9.00%, 10/25/29                                       729             56
   Inv Fl IO
   5.942%, 10/25/07                                    1,599            104
   6.27%, 2/17/31                                        255             26
   6.688%, 7/25/22                                         8              1
   6.695%, 12/25/27                                      750             41
   6.895%, 10/25/28                                   23,760          2,117
   7.195%, 7/25/30                                     1,424            119
   8.00%, 1/25/23-11/18/30                            48,550          5,216
   9.00%, 8/25/30                                     16,064          1,385
   Inv FI IO REMIC
   8.50%, 9/25/22                                          7          1,858
   71.438%, 9/25/22                                      833            962
   56.288%, 9/25/20                                      632          1,147
   IO
   7.50%, 10/18/26-4/1/27                              9,485            915
   8.00%, 2/1/23-8/1/31                              193,551         27,612
   8.50%, 10/1/24-10/1/25                             23,914          3,542
   9.00%, 11/1/26                                     11,439          1,805
   9.50%, 9/1/18                                           6              1
   IO PAC
   8.00%, 8/18/27-9/18/27                             25,609          3,637
   IO REMIC
   8.00%, 8/18/27                                      7,447          1,049
   PAC
   8.50%, 9/25/20                                        239            265
   8.60%, 12/25/04                                       116            121
   8.75%, 11/25/19                                        28             31
   PG PAC
   5.50%, 6/25/08                                     28,857         29,009
   PO
   8/1/31                                             91,616         84,960
   Whole Loan
   3.588%, 3/25/26                                    39,022         39,176
   4.50%, 5/25/42                                        901            901
   4.75%, 2/25/17                                     46,637         46,723

                                                     FACE
                                                    AMOUNT        VALUE
                                                    (000)         (000)
---------------------------------------------------------------------------
Government National Mortgage Association,
   Inv Fl IO
   6.688%, 9/16/27                                $      475   $         45
   6.72%, 4/16/29                                     95,632          8,492
   6.866%, 5/20/31                                    20,620          2,056
   7.32%, 8/16/29                                     83,495          9,212
Kidder Peabody Mortgage Assets Trust,
   IO 9.50%, 4/22/18                                      63             16
---------------------------------------------------------------------------
GROUP TOTAL                                                         460,970
---------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- NON-AGENCY COLLATERAL SERIES (0.1%)
American Housing Trust
   9.125%, 4/25/21                                     1,972          2,024
   9.553%, 9/25/20                                       987            986
California Federal Savings & Loan
   8.80%, 1/1/14                                          11             10
First Federal Savings & Loan Association
   8.75%, 6/1/06                                         455            455
Gemsco Mortgage Pass Through Certificate
   8.701%, 11/25/10                                      142            142
Household Bank
   7.809%, 7/1/08                                         29             29
Ryland Acceptance Corp. IV
   6.65%, 7/1/11                                       2,171          2,269
Shearson American Express
   9.625%, 12/1/12                                       107            107
---------------------------------------------------------------------------
GROUP TOTAL                                                           6,022
---------------------------------------------------------------------------
FEDERAL AGENCY (3.0%)
Federal National Mortgage Association
   6.625%, 11/15/30                                  167,300        197,206
---------------------------------------------------------------------------
U.S. TREASURY SECURITIES (16.8%)
U.S. Treasury Bonds
   6.125%, 8/15/29                                   236,875        277,449
   7.25%, 8/15/22                                    142,000        184,933
   8.125%, 8/15/19-8/15/21                           183,600        258,223

    The accompanying notes are an integral part of the financial statements.

ADVISORY MORTGAGE PORTFOLIO

12
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                     FACE
                                                    AMOUNT        VALUE
                                                    (000)         (000)
---------------------------------------------------------------------------
U.S. TREASURY SECURITIES (CONT'D)
U.S. Treasury Strips
   IO
   5.18%, 5/15/19                                 $   30,000   $     13,153
   5.26%, 2/15/20                                    382,600        159,331
   5.27%, 5/15/20                                    107,525         44,127
   5.28%, 5/15/21                                    193,000         75,057
   5.32%, 2/15/21                                     74,950         29,325
   5.35%, 5/15/21 - 11/15/21                         122,275         46,706
---------------------------------------------------------------------------
GROUP TOTAL                                                       1,088,304
---------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $10,846,567)                                              10,873,767
---------------------------------------------------------------------------
STRUCTURED INVESTMENT (0.0%)
Morgan Guaranty Trust Co., 11/20/05; monthly
 payments equal to 1% per annum of the
 outstanding notional balance indexed to GNMA
 ARM pools (Cost $6,470)                              46,305            501
---------------------------------------------------------------------------
                                                    SHARES
                                                      ------
PREFERRED STOCK (1.2%)
---------------------------------------------------------------------------
MORTGAGE -- OTHER (1.2%)
?Home Ownership Funding Corp.
 13.331% (Cost $69,577)                              129,000         76,660
---------------------------------------------------------------------------
                                                        FACE
                                                      AMOUNT
                                                       (000)
                                                      ------
SHORT-TERM INVESTMENTS (8.4%)
---------------------------------------------------------------------------
COMMERCIAL PAPER (5.2%)
Abbott Laboratories
   1.22%, 4/22/03                                 $   12,000         11,991
American Express Credit Corp.
   1.28%, 4/7/03                                      30,000         29,993
Barclays US Funding Corp.
   1.22%, 6/9/03                                      30,000         29,928
?Bristol Myers Squibb Co.
   1.36%, 6/4/03                                      30,000         29,937
ChevronTexaco Corp.
   1.23%, 4/9/03                                      30,000         29,991
Gannett Co.
   1.26%, 4/17/03                                     24,674         24,658
General Electric Capital Corp.
   1.24%, 5/9/03                                      30,000         29,960
?Johnson & Johnson
   1.25%, 7/17/03                                     12,000         11,958

                                                        FACE
                                                      AMOUNT          VALUE
                                                       (000)          (000)
---------------------------------------------------------------------------
Lloyds TSB Bank plc
   1.19%, 4/22/03                                 $   30,000   $     29,978
?Merck & Co.
   1.24%, 4/24/03                                     30,000         29,975
Prudential Funding LLC
   1.20%, 5/1/03                                      30,000         29,969
Societe Generale of Northern America
   1.27%, 4/4/03                                      16,300         16,298
?Toyota Motor Credit Corp.
   1.25%, 4/3/03                                      30,000         29,997
---------------------------------------------------------------------------
GROUP TOTAL                                                         334,633
---------------------------------------------------------------------------
REPURCHASE AGREEMENT (2.7%)
**J.P. Morgan Securities, Inc.,
   1.25%, dated 3/31/03,
   due 4/1/03                                        176,140        176,140
---------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.5%)
++U.S. Treasury Bills
   1.19%, 7/17/03                                     10,000          9,967
   1.20%, 9/25/03                                     25,000         24,862
---------------------------------------------------------------------------
GROUP TOTAL                                                          34,829
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
 (Cost $545,595)                                                    545,602
---------------------------------------------------------------------------
TOTAL INVESTMENTS (177.5%)
 (Cost $11,468,209)                                              11,496,530
---------------------------------------------------------------------------
                                                       VALUE
                                                       (000)
                                                       -----
OTHER ASSETS (26.7%)
Receivable for Forward Commitments                $1,414,925
Receivable Due from Broker                           273,878
Receivable for Investments Sold                       26,799
Interest Receivable                                    9,203
Dividends Receivable                                   1,322
Receivable from Investment Adviser                       498
Other                                                     65      1,726,690
---------------------------------------------------------------------------
LIABILITIES (-104.2%)
Payable for Forward Commitments                   (6,358,356)
Net Unrealized Depreciation on Swap Agreements      (283,082)
Payable for Investments Purchased                    (92,284)
Bank Overdraft Payable                               (10,785)
Payable for Daily Variation Margin on Futures
 Contracts                                            (2,211)
Payable for Administrative Fees                         (654)
Payable for Trustees' Fees and Expenses                 (329)
Payable for Custodian Fees                               (92)
Other Liabilities                                       (105)   (6,747,898)
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

ADVISORY MORTGAGE PORTFOLIO

                                                                              13
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                      VALUE
                                                                      (000)
---------------------------------------------------------------------------
NET ASSETS (100%)                                              $  6,475,322
---------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                               $  6,703,294
 Undistributed (Distributions in Excess of) Net Investment
   Income                                                          (55,981)
 Accumulated Net Realized Gain (Loss)                                87,857
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                             28,321
   Futures                                                          (5,087)
   Swaps                                                          (283,082)
---------------------------------------------------------------------------
NET ASSETS                                                     $  6,475,322
---------------------------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------------------------
NET ASSETS                                                     $  6,475,322
---------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 638,505,381 outstanding shares of beneficial
 interest (unlimited authorization, no par value)              $      10.14
---------------------------------------------------------------------------

** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
?     144A security. Certain conditions for public sale may exist.
++ A portion of these securities was pledged to cover margin requirements for futures contracts.
??    Security is subject to delayed delivery. See Note A7 to Financial
      Statements.
@     Value is less than $500.
(c)   Face amount is less than $500.
Inv FlInverse Floating Rate-Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2003.
IO    Interest Only
PAC   Planned Amortization Class
PO    Principal Only
REMIC Real Estate Mortgage Investment Conduit
TBA   To be announced

---------------------------------------------------------------

FUTURES CONTRACTS: The Portfolio had the following futures contract(s) open at the period end:

                                                                       NET
                                                                    UNREALIZED
                           NUMBER                                  APPRECIATION
                             OF          VALUE       EXPIRATION   (DEPRECIATION)
PORTFOLIO                 CONTRACTS      (000)          DATE          (000)
--------------------------------------------------------------------------------
SHORT:
 Euro -- Dollar
   Short Bond                   393   US$   97,120       Jun-03   $        (941)
 U.S. Treasury
   2 yr. Note                   610   US$  131,474       Jun-03            (518)
 U.S. Treasury
   5 yr. Note                 3,615   US$  410,303       Jun-03            (419)
 U.S. Treasury
   10 yr. Note                1,510   US$  173,461       Jun-03              937
 Euro -- Dollar
   Short Bond                   393   US$   97,081       Sep-03          (1,256)
 Euro -- Dollar
   Short Bond                   393   US$   96,899       Dec-03          (1,430)
 Euro -- Dollar
   Short Bond                   393   US$   96,629       Mar-04          (1,460)
                                                                  --------------
                                                                  $      (5,087)
                                                                  ==============

---------------
US$ -- U.S. Dollar

    The accompanying notes are an integral part of the financial statements.

14
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statements of Operations
For the Six Months Ended March 31, 2003

                                                                ADVISORY         ADVISORY
                                                              FOREIGN FIXED    FOREIGN FIXED    ADVISORY
                                                                 INCOME          INCOME II      MORTGAGE
                                                                PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                                  (000)            (000)          (000)
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                     $          --    $          --    $   2,721
Interest                                                                141               36      121,499
-------------------------------------------------------------------------------------------------------------
Total Income                                                            141               36      124,220
-------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fee                                                  16                4       13,372
Administrative Fee                                                       20               12        3,171
Custodian Fee                                                            11                4          343
Professional Fees                                                        10               31           94
Filing & Registration Fees                                               --                8            4
Insurance Fee                                                            --               --          129
Trustees' Fees and Expenses                                              --               --           87
Other Expenses                                                            2               --           18
-------------------------------------------------------------------------------------------------------------
Total Expenses                                                           59               59       17,218
-------------------------------------------------------------------------------------------------------------
Reimbursement of Filing Fees                                            (25)              (7)         (64)
Waiver of Investment Advisory Fee                                       (16)              (4)     (13,372)
Expenses Reimbursed by Adviser                                           (3)             (46)        (861)
Expense Offset                                                           (8)              --          (68)
-------------------------------------------------------------------------------------------------------------
Net Expenses                                                              7                2        2,853
-------------------------------------------------------------------------------------------------------------
Net Investment Income                                                   134               34      121,367
-------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS)
Investment Securities                                                    12                2      180,868
Foreign Currency Transactions                                          (535)            (118)          --
Futures                                                                  --               --       22,156
Swaps                                                                    --               --      (16,616)
-------------------------------------------------------------------------------------------------------------
Net Realized Gain (Loss)                                               (523)            (116)     186,408
-------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                                   705              155      (57,786)
Foreign Currency Translations                                          (210)             (50)          --
Futures                                                                  --               --      (43,360)
Swaps                                                                    --               --       (1,060)
Short Sales                                                              --               --          577
-------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                    495              105     (101,629)
-------------------------------------------------------------------------------------------------------------
Total Net Realized Gain (Loss) and Change in Unrealized
  Appreciation (Depreciation)                                           (28)             (11)      84,779
-------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $         106    $          23    $ 206,146
-------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                                              15
2003 SEMI-ANNUAL REPORT
March 31, 2003

Statements of Changes in Net Assets
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)

                                            ADVISORY FOREIGN FIXED       ADVISORY FOREIGN FIXED             ADVISORY MORTGAGE
                                                  INCOME PORTFOLIO          INCOME II PORTFOLIO                     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR        SIX MONTHS       YEAR        SIX MONTHS        YEAR
                                          ENDED          ENDED         ENDED          ENDED          ENDED          ENDED
                                        MARCH 31,    SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,    MARCH 31,    SEPTEMBER 30,
                                           2003          2002           2003          2002           2003           2002
                                          (000)          (000)         (000)          (000)          (000)          (000)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                 $      134   $       7,483   $       34   $       2,144   $   121,367   $     312,585
  Net Realized Gain (Loss)                    (523)         19,287         (116)          5,319       186,408         561,881
  Net Change in Unrealized
  Appreciation (Depreciation)                  495          (4,023)         105          (1,267)     (101,629)       (276,252)
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net
  Assets Resulting
  from Operations                              106          22,747           23           6,196       206,146         598,214
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS
OF:
INSTITUTIONAL CLASS:
  Net Investment Income                       (638)         (8,518)         (17)         (2,936)     (223,262)       (518,033)
  Net Realized Gain                         (1,275)             --           --              --      (386,872)             --
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                       (1,913)         (8,518)         (17)         (2,936)     (610,134)       (518,033)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Subscribed                                     8           5,120           --           2,086       601,338       2,209,949
  Distributions Reinvested                   1,761           7,266           13           2,235       562,035         421,712
  Redeemed                                    (645)       (233,459)        (216)        (63,410)   (1,318,463)     (3,641,011)
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net
  Assets Resulting
  from Capital Share Transactions            1,124        (221,073)        (203)        (59,089)     (155,090)     (1,009,350)
---------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net
  Assets                                      (683)       (206,844)        (197)        (55,829)     (559,078)       (929,169)
NET ASSETS:
  Beginning of Period                        8,713         215,557        2,181          58,010     7,034,400       7,963,569
---------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                           $    8,030   $       8,713   $    1,984   $       2,181   $ 6,475,322   $   7,034,400
---------------------------------------------------------------------------------------------------------------------------------
  Undistributed (distributions in
  excess of) net investment income
  (loss) included in end of period net
  assets                                $      (21)  $         483   $      (17)  $         (34)  $   (55,981)  $      45,914
---------------------------------------------------------------------------------------------------------------------------------
(1)CAPITAL SHARE TRANSACTIONS:
INSTITUTIONAL CLASS:
  Shares Subscribed                             32           1,284           --             191        65,641         208,426
  Shares Issued on Distributions
  Reinvested                                   530           1,830            1             206        55,227          39,915
  Shares Redeemed                             (225)        (55,334)         (18)         (5,522)     (137,223)       (342,820)
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in
  Institutional Class Shares
  Outstanding                                  337         (52,220)         (17)         (5,125)      (16,355)        (94,479)
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

16
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
ADVISORY FOREIGN FIXED INCOME PORTFOLIO
Institutional Class

                                                              SIX MONTHS
                                                                ENDED
                                                              MARCH 31,               YEAR ENDED SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                               2003       2002      2001      2000     1999      1998
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $     4.17   $ 3.97   $   3.71   $ 3.85   $ 10.18   $ 10.32
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.06+    0.18+      0.19+    0.18+     0.19+     0.48+
  Net Realized and Unrealized Gain (Loss) on Investments           (0.01)    0.19       0.21     0.03        --      0.48
-----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                0.05     0.37       0.40     0.21      0.19      0.96
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            (0.30)   (0.17)     (0.14)   (0.35)    (5.52)    (1.10)
  Net Realized Gain                                                (0.61)      --         --       --     (1.00)       --
-----------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (0.91)   (0.17)     (0.14)   (0.35)    (6.52)    (1.10)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $     3.31   $ 4.17   $   3.97   $ 3.71   $  3.85   $ 10.18
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       1.26%++  9.73%     11.12%    5.86%     2.87%    10.19%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $    8,030   $8,713   $215,557   $9,052   $14,322   $17,683
Ratio of Expenses to Average Net Assets(1)                         0.93%*   0.15%      0.14%    0.16%     0.15%     0.12%
Ratio of Net Investment Income to Average Net Assets               3.18%*   4.51%      5.02%    4.87%     4.24%     4.84%
Portfolio Turnover Rate                                              10%++    54%        10%       0%        0%      318%
-----------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver           0.47%*   0.37%      0.37%    0.57%     0.39%     0.38%
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                      0.15%*   0.12%      0.13%    0.15%     0.14%     0.12%
-----------------------------------------------------------------------------------------------------------------------------

+ Per share amount is based on average shares outstanding.
++ Not Annualized
* Annualized

    The accompanying notes are an integral part of the financial statements.

                                                                              17
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
ADVISORY FOREIGN FIXED INCOME II PORTFOLIO
Institutional Class

                                                              SIX MONTHS                          JUNE 20, 2000**
                                                                ENDED            YEAR ENDED              TO
                                                              MARCH 31,        SEPTEMBER 30,       SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                               2003         2002       2001           2000
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $    11.60     $ 10.92    $ 10.18   $          10.00
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.19+       0.48+      0.50+              0.14+
  Net Realized and Unrealized Gain (Loss) on Investments           (0.07)       0.79       0.51               0.04
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                0.12        1.27       1.01               0.18
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            (0.09)      (0.59)     (0.27)                --
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $    11.63     $ 11.60    $ 10.92   $          10.18
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        1.04++    12.07%     10.13%              1.80%++
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $    1,984     $ 2,181    $58,010   $          1,806
Ratio of Expenses to Average Net Assets(1)                         0.78%*      0.16%      0.16%              0.15%*
Ratio of Net Investment Income to Average Net Assets               3.22%*      4.51%      4.80%              5.09%*
Portfolio Turnover Rate                                              20%++       59%         4%                 0%++
----------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver           4.68%*      0.42%      0.43%              3.02%*
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                      0.15%*      0.15%      0.15%              0.15%*
----------------------------------------------------------------------------------------------------------------------

** Commencement of Operations
+  Per share amount is based on average shares outstanding.
++  Not Annualized
*  Annualized

    The accompanying notes are an integral part of the financial statements.

18
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
ADVISORY MORTGAGE PORTFOLIO
Institutional Class

                                                  SIX MONTHS
                                                    ENDED
                                                  MARCH 31,                       YEAR ENDED SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                   2003         2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $    10.74   $    10.63   $    10.00   $    10.03   $    10.86   $    10.59
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                 0.18+        0.46         0.62         0.72         0.66         0.69
  Net Realized and Unrealized Gain (Loss) on
  Investments                                           0.12         0.41         0.66        (0.08)       (0.69)        0.36
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                    0.30         0.87         1.28         0.64        (0.03)        1.05
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                (0.33)       (0.76)       (0.65)       (0.67)       (0.58)       (0.67)
  Net Realized Gain                                    (0.57)          --           --           --        (0.22)       (0.11)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                (0.90)       (0.76)       (0.65)       (0.67)       (0.80)       (0.78)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $    10.14   $    10.74   $    10.63   $    10.00   $    10.03   $    10.86
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           2.97%++      8.49%       13.30%        6.76%       (0.32%)      10.36%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)             $6,475,322   $7,034,400   $7,963,569   $7,019,170   $8,463,568   $6,396,764
Ratio of Expenses to Average Net Assets(1)             0.08%*       0.09%        0.09%        0.09%        0.09%        0.09%
Ratio of Net Investment Income to Average Net
Assets                                                 3.40%*       4.24%        6.01%        7.19%        6.62%        6.83%
Portfolio Turnover Rate                                  52%++       112%         134%          49%          94%         126%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
  EXPENSES TO AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense
  Reimbursement/Waiver                                 0.40%*       0.40%        0.39%        0.38%        0.39%        0.40%
  Ratio Including Expense Offsets and
  Reimbursement of Filing Fees                         0.08%*       0.08%        0.08%        0.08%        0.08%        0.08%
---------------------------------------------------------------------------------------------------------------------------------

+ Per share amount is based on average shares outstanding.
++ Not Annualized
* Annualized

    The accompanying notes are an integral part of the financial statements.

                                                                              19
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At March 31, 2003, the Fund was comprised of twenty-one active portfolios. The accompanying financial statements and financial highlights are those of the Advisory Foreign Fixed Income, Advisory Foreign Fixed Income II and Advisory Mortgage Portfolios (each referred to as a "Portfolio") only. For the purposes of the 1940 Act, Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios are considered non-diversified funds; Advisory Mortgage Portfolio is considered a diversified fund. The financial statements of the remaining portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

 1. Security Valuation: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations which are based on a matrix system which considers such factors as other security prices, yields and maturities. Short-term securities maturing in 60 days or less are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Trustees, although actual calculations may be done by others.

 2. Repurchase Agreements: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements as discussed above.

 3. Futures: Financial futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). Initial margin is included in "Due from (to) Broker" on the Statement of Net Assets. When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations.

    Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.

    Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

 4. Securities Sold Short: Each Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid high grade debt obligations. In addition, the Portfolio will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve

20
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

    certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

 5. Swap Agreements: Each Portfolio may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in "Due from (to) Broker" on the Statement of Net Assets. The following summarizes swaps entered into by the Portfolios:

   Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

   Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

   Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

    Realized gains or losses on maturity or termination of swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the unrealized gain/loss reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default.

 6. Structured Investments: Each Portfolio may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

 7. Delayed Delivery Commitments: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated asset reached certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

 8. Foreign Exchange and Forward Foreign Currency Contracts: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

    A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are

                                                                              21
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

    disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

    At March 31, 2003, the Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolio's net assets included foreign denominated securities and currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the component of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation and regulation of foreign securities markets and the possibility of political or economic instability.

 9. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

    Discounts and premiums on securities purchased are accreted/amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses, which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio pays Morgan Stanley Investments LP ("MSI LP" or "the Adviser"), wholly-owned by an indirect subsidiary of Morgan Stanley, for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate of 0.375% of the Portfolio's average daily net assets for the quarter.

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios if annual operating expenses exceed 0.15%, 0.15% and 0.08% of average daily net assets of the Advisory Foreign Fixed Income, Advisory Foreign Fixed Income II and Advisory Mortgage Portfolios, respectively.

C. ADMINISTRATION FEE. MSI LP serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Agreement, MSI LP receives an annual fee accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. J.P. Morgan Investor Services Co. serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MSI LP and receives compensation from MSI LP for these services.

D. DISTRIBUTOR. Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly owned subsidiary of the Adviser, is the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares.

E. CUSTODY. JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. EXPENSE OFFSETS. The Portfolios have entered into an arrangement with their custodian whereby credits realized on uninvested balance were used to offset a portion of each applicable fund's expenses. These custodian credits are shown as "expense offset" on the Statement of Operations.

G. TRUSTEES' FEES. Each Trustee of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Trustees' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Trustees may elect to defer payment of a percentage of their total fees earned as a Trustee of the Fund. These deferred portions are treated, based on an election by the Trustee, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. The deferred fees payable, under the Compensation Plan, at March 31, 2003, totaled $301,898 and are included in Trustees' Fees and Expenses Payable for the applicable Portfolios on the Statement of Net Assets. The deferred portion of the Trustees' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Trustee. For the six months ended March 31, 2003, Trustees' Fees and Expenses were reduced by approximately $38,222, due to those fluctuations.

H. PORTFOLIO INVESTMENT ACTIVITY.

 1. Purchases and Sales of Securities. For the six months ended March 31, 2003, purchases and sales of investment securities

22
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

    other than temporary cash investments and long-term U.S. government securities were:

                                                PURCHASES       SALES
PORTFOLIO                                         (000)         (000)
------------------------------------------------------------------------
Advisory Foreign Fixed Income                   $      795    $    1,265
Advisory Foreign Fixed Income II                       360           432
Advisory Mortgage                                4,981,391     7,049,514

    For the six months ended March 31, 2003, purchases and sales of long-term U.S. government securities were:

                                                PURCHASES       SALES
PORTFOLIO                                         (000)         (000)
------------------------------------------------------------------------
Advisory Mortgage                               $1,074,225    $       --

 2. Swap Agreements. At March 31, 2003, the Advisory Mortgage Portfolio had the following open Interest Rate and Total Return Swap Agreements:

                                                                  NET
                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
Advisory Mortgage
$ 71,850   Agreement with Bank of America Corp. terminating
           April 17, 2003 to pay 3 month LIBOR less 42.5
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.             $   1,862
  92,000   Agreement with Bank of America Corp. terminating
           April 30, 2003 to pay 3 month LIBOR less 40
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                 1,614
  10,700   Agreement with Bank of America Corp. terminating
           May 9, 2003 to pay 3 month LIBOR less 35 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   156
  99,300   Agreement with Bank of America Corp. terminating
           May 16, 2003 to pay 3 month LIBOR less 42.5
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                 1,905

                                                                  NET
                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$ 29,475   Agreement with Bank of America Corp. terminating
           June 13, 2003 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.             $    (106)
  10,200   Agreement with Bank of America Corp. terminating
           June 30, 2003 to pay at a fixed rate of 0.9031%,
           and receive if positive (pay if negative), the
           total rate of return on the Banc of America
           Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (32)
  33,300   Agreement with Bank of America Corp. terminating
           July 31, 2003 to pay 3 month LIBOR less 35 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   639
  69,800   Agreement with Bank of America Corp. terminating
           July 31, 2003 to pay 3 month LIBOR, and receive
           if positive (pay if negative), the total rate of
           return on the Banc of America Securities LLC AAA
           10-year Commercial Mortgage-Backed Securities
           Daily Index.                                              609
 295,900   Agreement with Bank of America Corp. terminating
           September 30, 2004 to pay at a fixed rate of
           2.3932% and to receive 3 month LIBOR.                  (3,935)
 187,800   Agreement with Bank of America Corp. terminating
           September 28, 2012 to pay at a fixed rate of
           4.4685% and to receive 3 month LIBOR.                  (4,261)
 289,000   Agreement with Credit Suisse First Boston
           terminating May 25, 2003 to pay at a compounded
           fixed rate of 5.445% and to receive a compounded
           rate of 3 month LIBOR.                                 (2,301)
  71,650   Agreement with Credit Suisse First Boston
           terminating October 1, 2031 to pay at a fixed
           rate of 5.922% and to receive 3 month LIBOR.           (8,819)
 241,850   Agreement with Goldman Sachs terminating June
           27, 2012 to pay at a fixed rate of 5.3776% and
           to receive 3 month LIBOR.                             (23,367)
 338,000   Agreement with Goldman Sachs terminating June
           28, 2012 to pay at a fixed rate of 5.2506% and
           to receive 3 month LIBOR.                             (29,281)
  66,500   Agreement with Goldman Sachs terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 5.134% and to receive a compounded rate
           of 3 month LIBOR.                                         532
  29,500   Agreement with Goldman Sachs terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 5.1353% and to receive a compounded rate
           of 3 month LIBOR.                                         234

                                                                              23
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                  NET
                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$ 32,975   Agreement with Goldman Sachs terminating May 15,
           2020 to pay at a compounded fixed rate of
           5.0465% and to receive a compounded rate of 3
           month LIBOR.                                        $     506
  27,850   Agreement with Goldman Sachs terminating
           February 15, 2021 to pay at a compounded fixed
           rate of 5.3335% and to receive a compounded rate
           of 3 month LIBOR.                                         (37)
  47,100   Agreement with Goldman Sachs terminating
           February 15, 2021 to pay at a compounded fixed
           rate of 5.383% and to receive a compounded rate
           of 3 month LIBOR.                                        (221)
 199,575   Agreement with Goldman Sachs terminating April
           5, 2032 to pay at a fixed rate of 6.3291% and to
           receive 3 month LIBOR.                                (37,203)
  66,950   Agreement with Goldman Sachs terminating April
           25, 2032 to pay at a fixed rate of 6.1677% and
           to receive 3 month LIBOR.                             (10,815)
 180,800   Agreement with Goldman Sachs terminating April
           26, 2032 to pay at a fixed rate of 6.1586% and
           to receive 3 month LIBOR.                             (28,948)
 224,700   Agreement with Goldman Sachs terminating June
           27, 2032 to pay at a fixed rate of 5.9745% and
           to receive 3 month LIBOR.                             (29,624)
  41,200   Agreement with Lehman Brothers terminating April
           11, 2003 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Lehman Brothers CMBS Index.                               674
  54,475   Agreement with Lehman Brothers terminating May
           30, 2003 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Lehman Brothers CMBS Index.                              (301)
  75,000   Agreement with Merrill Lynch terminating May 30,
           2003 to pay 3 month LIBOR less 45 basis points,
           and receive if positive (pay if negative), the
           total rate of return on the Commercial
           Mortgage-Backed Securities AAA Custom Index.             (415)
  75,000   Agreement with Merrill Lynch terminating June
           30, 2003 to pay 3 month LIBOR less 45 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                   (415)
  85,000   Agreement with Merrill Lynch terminating March
           12, 2013 to pay at a fixed rate of 4.03% and to
           receive 3 month LIBOR.                                  1,554
  75,000   Agreement with Salomon Brothers terminating July
           18, 2003 to pay 3 month LIBOR, and receive if
           positive (pay if negative), the total rate of
           return on the Commercial Mortgage-Backed
           Securities AAA Custom Index.                            1,226

                                                                  NET
                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$ 50,000   Agreement with Salomon Brothers terminating July
           31, 2003 to pay 3 month LIBOR less 41 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                              $     915
 289,000   Agreement with Salomon Brothers terminating
           March 15, 2012 to pay at a fixed rate of
           5.99625% and to receive 3 month LIBOR.                (41,960)
 469,500   Agreement with Salomon Brothers terminating
           March 19, 2012 to pay at a fixed rate of 6.0428%
           and to receive 3 month LIBOR.                         (69,857)
 147,140   Agreement with Salomon Brothers terminating
           August 16, 2012 to pay at a fixed rate of 4.55%
           and to receive 3 month LIBOR.                          (4,445)
  19,675   Agreement with Salomon Brothers terminating June
           28, 2012 to pay at a fixed rate of 5.2133% and
           to receive 3 month LIBOR.                              (1,647)
  41,100   Agreement with Salomon Brothers terminating
           January 15, 2013 to pay at a fixed rate of
           4.594% and to receive 3 month LIBOR.                   (1,225)
  30,000   Agreement with Salomon Brothers terminating May
           15, 2019 to pay at a compounded fixed rate of
           5.25% and to receive a compounded rate of 3
           month LIBOR less 4.2 basis points.                       (120)
  92,000   Agreement with Salomon Brothers terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 5.0711% and to receive a compounded rate
           of 3 month LIBOR less 4.14 basis points.                1,113
 142,850   Agreement with Salomon Brothers terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 5.0956% and to receive a compounded rate
           of 3 month LIBOR less 4.882 basis points.               1,497
  25,875   Agreement with Salomon Brothers terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 4.9953% and to receive a compounded rate
           of 3 month LIBOR less 2.75 basis points.                  476
  25,875   Agreement with Salomon Brothers terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 4.9844% and to receive a compounded rate
           of 3 month LIBOR less 3.1 basis points.                   456
  74,550   Agreement with Salomon Brothers terminating May
           15, 2020 to pay at a compounded fixed rate of
           5.202% and to receive a compounded rate of 3
           month LIBOR less 6 basis points.                          401
  26,275   Agreement with Salomon Brothers terminating
           November 15, 2021 to pay at a compounded fixed
           rate of 5.42% and to receive a compounded rate
           of 3 month LIBOR less 3.7 basis points.                  (116)
                                                               ---------
                                                               $(283,082)
                                                               =========

24
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

I. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly for the Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios and monthly for the Advisory Mortgage Portfolio. Net realized capital gains are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 were as follows:

                                  2002 DISTRIBUTIONS PAID FROM:    2001 DISTRIBUTIONS
                       ORDINARY             LONG-TERM                  PAID FROM:
                        INCOME            CAPITAL GAIN              ORDINARY INCOME
PORTFOLIO               (000)                 (000)                      (000)
-------------------------------------------------------------------------------------
Advisory Foreign
 Fixed Income          $  8,518   $                          --    $            3,954
Advisory Foreign
 Fixed Income II          8,702                               2                   474
Advisory Mortgage       518,033                              --               442,754

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to a portion of certain redemptions being treated as taxable dividends and/or capital gain distributions as well as differing book and tax treatments for foreign currency transactions.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), undistributed realized net gain (loss) and paid-in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                      UNDISTRIBUTED        UNDISTRIBUTED
                                     ORDINARY INCOME   LONG-TERM CAPITAL GAIN
PORTFOLIO                                 (000)                (000)
-----------------------------------------------------------------------------
Advisory Foreign Fixed Income        $         1,773   $                   81
Advisory Mortgage                            401,606                   66,112

At March 31, 2003, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                                                        NET
                                                                    APPRECIATION
                          COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
PORTFOLIO                 (000)         (000)          (000)           (000)
---------------------------------------------------------------------------------
Advisory Foreign
 Fixed Income          $     7,199   $        790   $         --   $          790
Advisory Foreign
 Fixed Income II             1,756            184             --              184
Advisory Mortgage       11,468,209        142,566       (114,245)          28,321

J. OTHER. At March 31, 2003, the Advisory Foreign Fixed Income and the Advisory Foreign Fixed Income II Portfolios each had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolios. The aggregate percentage of such owners was 26% and 55%, respectively.

Pursuant to the Investor and Capital Markets Fee Relief Act of 2002 which retroactively reduced certain filing fees paid subsequent to October 1, 2001, the Fund has received a $340,000 reimbursement from the Securities and Exchange Commission. This amount has been allocated among the Portfolios based upon fees previously paid. These amounts are shown on the Statement of Operations as "Reimbursement of Filing Fees".

TRUSTEES

Mitchell M. Merin
Chairman of the Board
President, Chief Operating Officer and Director,
Morgan Stanley Investment Management Inc.;
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John D. Barrett II
Chief Executive Officer and Chairman,
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Thomas P. Gerrity
Professor of Management,
Wharton School of Business,
University of Pennsylvania

Gerard E. Jones
Of Counsel, Shipman & Goodwin, LLP

Joseph J. Kearns
President,
Kearns & Associates LLC

Vincent R. McLean
Formerly Executive Vice President,
Chief Financial Officer
and Director, Sperry Corporation

C. Oscar Morong, Jr.
Managing Director, Morong
Capital Management

William G. Morton, Jr.
Formerly, Chairman and Chief Executive Officer,
Boston Stock Exchange

Michael Nugent
General Partner, Triumph Capital, LP

Fergus Reid
Chairman,
Lumelite Plastics Corporation

Ronald E. Robison
Chief Global Operations Officer and Managing Director,
Morgan Stanley Investment Management Inc.;
President, Chief Executive Officer and Director,
Morgan Stanley Trust

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

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